Provisions (Details) - Schedule of provisions - AUD ($)		Jun. 30, 2021	Jun. 30, 2020
Provisions (Details) - Schedule of provisions [Line Items]
Current		$ 537,368	$ 612,039
Non-Current		9,768	41,514
Annual Leave [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Current	[1]	273,876	285,360
Long Service Leave [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Current	[1],[2]	263,492	326,679
Non-Current	[2]	$ 9,768	$ 41,514

[1]	Movements in provisions
[2]	Amounts not expected to be settled within the next 12 months